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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03128

Morgan Stanley Dividend Growth Securities Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                  (Zip code)

Ronald E. Robison

1221 Avenue of the Americas, New York, New York 10020
                                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 28, 2005

Date of reporting period: November 30, 2004


ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
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MORGAN STANLEY DIVIDEND GROWTH SECURITIES INC.
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   NUMBER OF
    SHARES                                                                                                              VALUE
---------------                                                                                                    ---------------
                       COMMON STOCKS (98.2%)
                       Aerospace & Defense (0.8%)
    991,200            Northrop Grumman Corp.                                                                      $    55,834,296
                                                                                                                   ---------------
                       Air Freight/Couriers (0.2%)
    163,500            FedEx Corp.                                                                                      15,537,405
                                                                                                                   ---------------
                       Aluminum (1.5%)
   2,951,900           Alcoa, Inc.                                                                                     100,305,562
                                                                                                                   ---------------
                       Apparel/Footwear (1.6%)
   2,032,000           V.F. Corp.                                                                                      109,707,680
                                                                                                                   ---------------
                       Apparel/Footwear Retail (0.2%)
    667,500            Gap, Inc. (The)                                                                                  14,584,875
                                                                                                                   ---------------
                       Auto Parts: O.E.M. (1.4%)
   1,596,500           Johnson Controls, Inc.                                                                           98,025,100
                                                                                                                   ---------------
                       Beverages: Non-Alcoholic (2.0%)
   3,518,500           Coca-Cola Co. (The)                                                                             138,312,235
                                                                                                                   ---------------
                       Biotechnology (0.7%)
    815,400            Amgen Inc.*                                                                                      48,956,616
                                                                                                                   ---------------
                       Chemicals: Agricultural (0.1%)
    189,900            Monsanto Co.                                                                                      8,739,198
                                                                                                                   ---------------
                       Chemicals: Major Diversified (2.9%)
   3,934,000           Dow Chemical Co. (The)                                                                          198,548,980
                                                                                                                   ---------------
                       Computer Communications (0.9%)
   3,455,400           Cisco Systems, Inc.*                                                                             64,650,534
                                                                                                                   ---------------
                       Computer Peripherals (1.1%)
   1,032,000           EMC Corp.*                                                                                       13,849,440
    726,300            Lexmark International, Inc.*                                                                     61,662,870
                                                                                                                   ---------------
                                                                                                                        75,512,310
                                                                                                                   ---------------
                       Computer Processing Hardware (1.2%)
   2,063,300           Dell Inc.*                                                                                       83,604,916
                                                                                                                   ---------------
                       Data Processing Services (1.9%)
   3,242,500           First Data Corp.                                                                                133,234,325
                                                                                                                   ---------------
                       Discount Stores (3.1%)
   4,145,600           Target Corp.                                                                                    212,337,632
                                                                                                                   ---------------
                       Drugstore Chains (1.4%)
   2,106,600           CVS Corp.                                                                                        95,576,442
                                                                                                                   ---------------
                       Electric Utilities (2.9%)
   3,426,400           Exelon Corp.                                                                                    142,915,144
    814,500            FPL Group, Inc.                                                                                  57,283,785
                                                                                                                   ---------------
                                                                                                                       200,198,929
                                                                                                                   ---------------
                       Finance/Rental/Leasing (1.6%)
   4,240,200           MBNA Corp.                                                                                      112,619,712
                                                                                                                   ---------------
                       Financial Conglomerates (3.6%)
   4,128,200           Citigroup, Inc.                                                                                 184,736,950
   1,772,100           J.P. Morgan Chase & Co.                                                                          66,719,565
                                                                                                                   ---------------
                                                                                                                       251,456,515
                                                                                                                   ---------------
                       Food: Major Diversified (2.7%)
   3,675,200           PepsiCo, Inc.                                                                                   183,429,232
                                                                                                                   ---------------

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
                       Home Improvement Chains (2.7%)
   4,457,300           Home Depot, Inc. (The)                                                                          186,092,275
                                                                                                                   ---------------
                       Household/Personal Care (4.7%)
   4,127,200           Avon Products, Inc.                                                                             154,935,088
   3,234,200           Procter & Gamble Co. (The)                                                                      172,965,016
                                                                                                                   ---------------
                                                                                                                       327,900,104
                                                                                                                   ---------------
                       Industrial Conglomerates (9.9%)
   2,646,500           3M Co.                                                                                          210,634,935
   5,457,300           General Electric Co.                                                                            192,970,128
    614,400            Tyco International Ltd. (Bermuda)                                                                20,871,168
   2,704,300           United Technologies Corp.                                                                       263,885,594
                                                                                                                   ---------------
                                                                                                                       688,361,825
                                                                                                                   ---------------
                       Information Technology Services (2.9%)
   2,128,600           International Business Machines Corp.                                                           200,599,264
                                                                                                                   ---------------
                       Integrated Oil (7.8%)
   3,103,800           BP PLC (ADR) (United Kingdom)                                                                   190,418,130
   2,555,300           ChevronTexaco Corp.                                                                             139,519,380
   4,037,900           Exxon Mobil Corp.                                                                               206,942,375
                                                                                                                   ---------------
                                                                                                                       536,879,885
                                                                                                                   ---------------
                       Internet Software/Services (0.4%)
    771,000            Yahoo! Inc.*                                                                                     29,005,020
                                                                                                                   ---------------
                       Investment Banks/Brokers (4.2%)
    934,200            Goldman Sachs Group, Inc. (The)                                                                  97,866,792
    861,800            Lehman Brothers Holdings Inc.                                                                    72,201,604
   2,213,400           Merrill Lynch & Co., Inc.                                                                       123,308,514
                                                                                                                   ---------------
                                                                                                                       293,376,910
                                                                                                                   ---------------
                       Investment Managers (0.9%)
   2,203,800           Mellon Financial Corp.                                                                           64,395,036
                                                                                                                   ---------------
                       Life/Health Insurance (1.3%)
   2,012,600           Lincoln National Corp.                                                                           92,619,852
                                                                                                                   ---------------
                       Major Banks (4.5%)
   4,474,400           Bank of America Corp.                                                                           207,030,488
    627,300            Comerica, Inc.                                                                                   38,578,950
   1,973,300           KeyCorp                                                                                          65,691,157
                                                                                                                   ---------------
                                                                                                                       311,300,595
                                                                                                                   ---------------
                       Major Telecommunications (2.3%)
   3,870,700           Verizon Communications Inc.                                                                     159,588,961
                                                                                                                   ---------------
                       Managed Health Care (1.9%)
   1,669,300           Caremark Rx, Inc.*                                                                               59,694,168
    870,800            UnitedHealth Group Inc.                                                                          72,145,780
                                                                                                                   ---------------
                                                                                                                       131,839,948
                                                                                                                   ---------------
                       Medical Specialties (1.3%)
    386,500            Fisher Scientific International, Inc.*                                                           21,852,710
   1,384,200           Medtronic, Inc.                                                                                  66,510,810
                                                                                                                   ---------------
                                                                                                                        88,363,520
                                                                                                                   ---------------
                       Motor Vehicles (0.3%)
    336,500            Harley-Davidson, Inc.                                                                            19,456,430
                                                                                                                   ---------------
                       Multi-Line Insurance (0.7%)
    723,200            American International Group, Inc.                                                               45,814,720
                                                                                                                   ---------------
                       Office Equipment/Supplies (2.3%)
   3,560,100           Pitney Bowes, Inc.                                                                              155,825,577
                                                                                                                   ---------------
                       Oil & Gas Production (1.1%)
   1,509,600           Devon Energy Corp.                                                                               62,527,632
    419,200            XTO Energy Inc.                                                                                  15,237,920
                                                                                                                   ---------------
                                                                                                                        77,765,552
                                                                                                                   ---------------
                       Oilfield Services/Equipment (1.4%)
   2,280,800           Halliburton Co.                                                                                  94,311,080
                                                                                                                   ---------------

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
                       Other Consumer Services (0.7%)
    409,600            eBay Inc.*                                                                                       46,059,520
                                                                                                                   ---------------
                       Packaged Software (3.7%)
    191,000            Mercury Interactive Corp.*                                                                        8,711,510
   7,601,600           Microsoft Corp.                                                                                 203,798,896
    922,000            SAP AG (ADR) (Germany)                                                                           41,029,000
                                                                                                                   ---------------
                                                                                                                       253,539,406
                                                                                                                   ---------------
                       Pharmaceuticals: Major (5.9%)
   2,960,900           Bristol-Myers Squibb Co.                                                                         69,581,150
   1,655,000           Johnson & Johnson                                                                                99,829,600
   4,123,600           Pfizer, Inc.                                                                                    114,512,372
   3,140,400           Wyeth                                                                                           125,207,748
                                                                                                                   ---------------
                                                                                                                       409,130,870
                                                                                                                   ---------------
                       Pharmaceuticals: Other (0.9%)
   2,232,400           Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                                               60,899,872
                                                                                                                   ---------------
                       Railroads (0.5%)
    777,000            Burlington Northern Santa Fe Corp.                                                               34,996,080
                                                                                                                   ---------------
                       Semiconductors (1.8%)
    545,200            Advanced Micro Devices, Inc.*                                                                    11,601,856
   1,855,000           Intel Corp.                                                                                      41,459,250
    710,200            Marvell Technology Group Ltd. (Bermuda)*                                                         22,769,012
   1,502,100           RF Micro Devices, Inc.*                                                                          10,454,616
   1,465,000           Texas Instruments Inc.                                                                           35,423,700
                                                                                                                   ---------------
                                                                                                                       121,708,434
                                                                                                                   ---------------
                       Telecommunication Equipment (1.2%)
   3,518,600           Lucent Technologies Inc.*                                                                        13,828,098
   2,151,900           Nokia Corp. (ADR) (Finland)                                                                      34,796,223
    856,100            QUALCOMM Inc.                                                                                    35,630,882
                                                                                                                   ---------------
                                                                                                                        84,255,203
                                                                                                                   ---------------
                       Trucks/Construction/Farm Machinery (1.1%)
   1,069,400           Deere & Co.                                                                                      76,708,062
                                                                                                                   ---------------
                       TOTAL COMMON STOCKS
                         (Cost $ 3,218,414,901)                                                                      6,791,966,495
                                                                                                                   ---------------

   PRINCIPAL
   AMOUNT IN                                                                         COUPON         MATURITY
   THOUSANDS                                                                          RATE            DATE              VALUE
---------------                                                                    ----------     ------------     ---------------
                       CONVERTIBLE BONDS (0.1%)
                       Wireless Telecommunications (0.1%)
     7,969             Nextel Communications, Inc.                                    5.25          01/15/10             8,128,380
                       (Cost $ 7,691,750)                                                                          ---------------


                       SHORT-TERM INVESTMENT (1.1%)
                       REPURCHASE AGREEMENT
     74,099            Joint repurchase agreement account 1.57% due 12/01/04
                       (dated 11/30/04; proceeds $ 74,103,240) (a)
                       (Cost $ 74,099,000)                                                                              74,099,000
                                                                                                                   ---------------


                       TOTAL INVESTMENTS
                         (Cost $ 3,300,205,651) (b)                                                     99.4%        6,874,193,875
                       OTHER ASSETS IN EXCESS OF LIABILITIES                                             0.6            45,154,287
                                                                                                    --------       ---------------
                       NET ASSETS                                                                      100.0%      $ 6,919,348,162
                                                                                                    ========       ===============

ADR   American Depository Receipt.
 *    Non-income producing security.
(a)   Collateralized by federal agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $ 3,595,406,606 and the aggregate gross unrealized depreciation is $ 21,418,382, resulting in net unrealized appreciation of $ 3,573,988,224.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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
                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Dividend Growth Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 20, 2005


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